RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Due to related parties	$ 146,504	$ 327,138
Former Director and Officer [Member]
Due to related parties	0	79,840
Banro Corporation [Member]
Due to related parties	64,920	64,297
Tembo Capital L L P [Member]
Due to related parties	53,001	93,001
Director And Officers [Member]
Due to related parties	28,583	90,000
Director [Member]
Due to related parties		8,840
Loncor Resources Inc. [Member]
Due to related parties	$ 25,230	$ 0